Non-current Provisions - Detailed Information About Changes to Reclamation and Closure Cost Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Changes To Reclamation And Closure Cost Obligations [Line Items]
Other non-current provision	$ 70	$ 106
Minera Alumbrera Limited [member]
Disclosure Of Detailed Information About Changes To Reclamation And Closure Cost Obligations [Line Items]
Other non-current provision	$ 30	$ 75
Percentage of estimated reclamation costs	37.50%